Property and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property and equipment
Summary of net book value of property and equipment

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Leasehold improvements	672,511	749,750
Furniture, fittings and equipment	200,174	521,088
Property and equipment, net	872,685	1,270,838